Segmented Information (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [Abstract]
Schedule of non-current tangible assets located in geographical jurisdictions [Table Text Block]
March 31, 2022	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$209,608,646	$209,608,646

March 31, 2021	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$22,602,105	$-	$-	$624,475	$43,471,344	$66,697,924

The Company's plant and equipment are located in the following jurisdictions:

March 31, 2022	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$89,480,975	$84,501,305	$3,560,464	$-	$-	$177,542,744
ROU Asset	5,370,052	7,036,749	-	-	181,082	12,587,882
	$94,851,027	$91,538,054	$3,560,464	$-	$181,082	$190,130,626

March 31, 2021	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$5,519,758	$12,849,969	$3,229,076	$-	$-	$21,598,803
ROU Asset	1,928,889	1,049,395	-	-	-	2,978,284
	$7,448,647	$13,899,364	$3,229,076	$-	$-	$24,577,087